Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN 54-1719854 Plan No. 002
Schedule H, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value
		Shares/Rate		(e) Current Value
	Collective investment trusts (“CIT”):
**	State Street S&P 500 Index Fund	28,723,778	shares	4,377,618,687
	BlackRock LifePath 2050	15,812,191	shares	1,098,275,271
	BlackRock LifePath 2055	20,003,307	shares	1,021,054,824
	BlackRock LifePath 2045	14,792,769	shares	948,627,767
	BlackRock LifePath 2040	12,270,135	shares	706,617,465
	BlackRock LifePath 2060	26,149,109	shares	760,774,344
	BlackRock LifePath 2035	10,283,488	shares	524,155,576
	BlackRock LifePath 2030	8,096,259	shares	359,916,785
	BlackRock Russell 2500 Index Fund	5,922,588	shares	334,191,421
	BlackRock U.S. Debt Index	7,380,857	shares	120,691,787
	BlackRock LifePath 2065	14,401,600	shares	298,553,827
	BlackRock LifePath Retirement	8,018,857	shares	239,317,986
	Prudential Core Plus Bond Fund	2,037,421	shares	410,397,812
*	Spartan Global ex U.S. Index Fund	1,832,536	shares	340,869,949
	BlackRock Strategic Completion	1,366,148	shares	20,819,289
	BlackRock LifePath 2070	718,545	shares	8,671,627
	Self-managed funds:
* **	U.S. Small/Mid Cap Equity Fund	Various RIC, CIT, and common stocks		539,061,023
* **	International Equity Fund	Various RIC, CIT, and common stocks		645,574,129
*	Participant-directed brokerage accounts:
	Fidelity BrokerageLink	Various mutual funds and common stocks		553,611,158
	Fully benefit-responsive investment contracts:
	IGT Invesco Short Term Bond Fund			235,040,063
	IGT Invesco Intermediate Fund			51,998,486
	IGT Jennison Intermediate Fund			51,983,586
	IGT Invesco Core Fixed Income Fund			26,015,370
	IGT Pimco Intermediate Fund			26,024,033
	IGT Pimco Core Fixed Income Fund			26,013,089
	IGT Loomis Sayles Core Fixed Income Fund			26,010,199
	IGT Loomis Sayles Intermediate Fund			25,998,383
*	IGT Dodge & Cox Core Fixed Income Fund			26,028,915
	Wrapped holdings	507,086,870	shares	495,112,124
	Cash & equivalents	14,014,817	par	14,094,805
**	Capital One Stable Value Fund (Invesco)			509,206,929
**	Capital One Stock Fund:
	Corporate common stock	2,483,012	shares	601,782,789
	Cash & equivalents	16,587,958	par	16,587,958
	Total Capital One Stock Fund			618,370,747
	Total investments			14,436,378,403
	Transfer due from Discover Financial Services 401k Plan			3,686,127,902
*	Participant notes receivable, maturing through 2035	3.25% - 10.5% interest rates		209,666,914
	Total as of December 31, 2025			$18,332,173,219
__________
* Indicates a party-in-interest to the Plan.
** Detailed holding listing follows this supplemental schedule
Note: Column (d) is not applicable as all investments are participant-directed.